Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Measurement
Schedule of assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy

The following table summarizes, for assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2022 and September 30, 2023:

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
As of December 31, 2022:
Wealth management products *	$212,195	$—	$212,195	$—
Equity securities with readily determinable market value **	239,550	239,550	—	—
Total	$451,745	$239,550	$212,195	$—

As of September 30, 2023:
Wealth management products *	$43,706	$—	$43,706	$—
Equity securities with readily determinable market value **	96,710	96,710	—	—
Total	$140,416	$96,710	$43,706	$—

*Included in short-term investments on the Group’s unaudited interim condensed consolidated balance sheets.

**Included in long-term investments on the Group’s unaudited interim condensed consolidated balance sheets.